Condensed Statements of Changes in Stockholders’ Deficit (Unaudited) - USD ($)	Previously Reported Series A Unique Logistics International, Inc. Preferred Stock	Previously Reported Series B Unique Logistics International, Inc. Preferred Stock	Previously Reported Series C Unique Logistics International, Inc. Preferred Stock	Previously Reported Series D Unique Logistics International, Inc. Preferred Stock	Previously Reported Unique Logistics International, Inc. Common Stock	Previously Reported Unique Logistics International, Inc. Additional Paid in capital	Previously Reported Unique Logistics International, Inc. Accumulated Deficit	Previously Reported Unique Logistics International, Inc. Accumulated Comprehensive income	Previously Reported Unique Logistics International, Inc. Total Stockholders’ equity attributable to common stockholder	Previously Reported Unique Logistics International, Inc. Non- Controlling Interest	Previously Reported Unique Logistics International, Inc.	Class B Common Stock	Class A Common Stock	Series A Unique Logistics International, Inc. Preferred Stock	Series B Unique Logistics International, Inc. Preferred Stock	Series C Unique Logistics International, Inc. Preferred Stock	Series D Unique Logistics International, Inc. Preferred Stock	Unique Logistics International, Inc. Common Stock	Unique Logistics International, Inc. Additional Paid in capital	Unique Logistics International, Inc. Accumulated Deficit	Unique Logistics International, Inc. Accumulated Comprehensive income	Unique Logistics International, Inc. Total Stockholders’ equity attributable to common stockholder	Unique Logistics International, Inc. Non- Controlling Interest	Unique Logistics International, Inc.	Additional Paid in capital	Accumulated Deficit	Total
Balance at Dec. 31, 2020												$ 690													$ 24,310	$ (1,000)	$ 24,000
Balance (in Shares) at Dec. 31, 2020												6,900,000
Accretion for Class A common stock to redemption amount																									(24,310)	(31,324,327)	(31,348,637)
Net income (loss)																										11,891,223	11,891,223
Balance (in Shares) at Dec. 31, 2021												6,900,000
Balance at Dec. 31, 2021												$ 690														(19,434,104)	(19,433,414)
Balance (in Shares) at May. 31, 2021														130,000	840,000			393,742,663
Balance at May. 31, 2021														$ 130	$ 840			$ 393,743	$ 4,906,384	$ 1,316,987		$ 6,618,084		$ 6,618,084
Conversion of Preferred B to Common Stock															$ (19)			$ 125,692	(125,673)
Conversion of Preferred B to Common Stock (in Shares)															(19,200)			125,692,224
Conversion of debt to preferred C and D
Conversion of debt to preferred C and D (in Shares)																195	192
Conversion of Preferred D to Common Stock																		$ 31,415	(31,415)
Conversion of Preferred D to Common Stock (in Shares)																	(5)	31,415,400
Issuance of Common Stock for the conversion of notes and accrued interest																		$ 136,347	108,584			244,931		244,931
Issuance of Common Stock for the conversion of notes and accrued interest (in Shares)																		136,346,191
Deemed Dividend																			(4,565,725)			(4,565,725)		(4,565,725)
Deemed Dividend (in Shares)
Net income (loss)																				3,534,554		3,534,554		3,534,554			3,534,554
Balance at May. 31, 2022														$ 130	$ 821			$ 687,197	292,155	4,851,541		5,831,844		5,831,844
Balance (in Shares) at May. 31, 2022														130,000	820,800	195	187	687,196,478
Balance at May. 31, 2022																								5,831,844
Balance at Dec. 31, 2021												$ 690														(19,434,104)	(19,433,414)
Balance (in Shares) at Dec. 31, 2021												6,900,000
Net income (loss)																										6,333,906	6,333,906
Balance (in Shares) at Mar. 31, 2022												6,900,000
Balance at Mar. 31, 2022												$ 690														(13,100,198)	(13,099,508)
Balance at Dec. 31, 2021												$ 690														(19,434,104)	(19,433,414)
Balance (in Shares) at Dec. 31, 2021												6,900,000
Net income (loss)																											9,347,530
Balance (in Shares) at Sep. 30, 2022												6,900,000
Balance at Sep. 30, 2022												$ 690														(11,095,017)	(11,094,327)
Balance at Dec. 31, 2021												$ 690														(19,434,104)	(19,433,414)
Balance (in Shares) at Dec. 31, 2021												6,900,000
Accretion for Class A common stock to redemption amount																										(2,790,814)	(2,790,814)
Net income (loss)																										11,124,257	$ 11,124,257
Balance (in Shares) at Dec. 31, 2022												6,900,000															1,970,384
Balance at Dec. 31, 2022												$ 690														(11,100,661)	$ (11,099,971)
Balance at Mar. 31, 2022												$ 690														(13,100,198)	(13,099,508)
Balance (in Shares) at Mar. 31, 2022												6,900,000
Accretion for Class A common stock to redemption amount																										(60,971)	(60,971)
Net income (loss)																										1,059,392	1,059,392
Balance (in Shares) at Jun. 30, 2022												6,900,000
Balance at Jun. 30, 2022												$ 690														(12,101,777)	(12,101,087)
Balance at May. 31, 2022																								5,831,844
Balance (in Shares) at May. 31, 2022														130,000	820,800	195	187	687,196,478
Conversion of Preferred A to Common Stock														$ (10)				$ 67,964	(67,954)
Conversion of Preferred A to Common Stock (in Shares)														(9,935)				67,963,732
Conversion of Preferred D to Common Stock																		$ 43,981	(43,982)
Conversion of Preferred D to Common Stock (in Shares)																	(7)	43,981,560
Net income (loss)																				3,321,341				3,321,341			3,321,341
Balance at Aug. 31, 2022														$ 120	$ 821			$ 799,142	180,220	8,172,882				9,153,185
Balance (in Shares) at Aug. 31, 2022														120,065	820,800	195	180	799,141,770
Balance at May. 31, 2022																								5,831,844
Balance (in Shares) at May. 31, 2022														130,000	820,800	195	187	687,196,478
Balance at May. 31, 2022														$ 130	$ 821			$ 687,197	292,155	4,851,541		5,831,844		5,831,844
Conversion of Preferred A to Common Stock														$ (10)				$ 67,964	(67,954)
Conversion of Preferred A to Common Stock (in Shares)														(9,935)				67,963,732
Conversion of Preferred D to Common Stock																		$ 43,981	(43,981)
Conversion of Preferred D to Common Stock (in Shares)																	(7)	43,981,560
Recognition of non-controlling interest upon acquisition																							3,558,758	3,558,758
Other comprehensive income (loss), net of tax																					3,258	3,258		3,258
Net income (loss)							$ 8,214,568		$ 8,214,568	$ (12,795)	$ 8,201,773													8,214,568			8,214,568
Balance at May. 31, 2023														$ 120	$ 821			$ 799,142	180,220	13,066,109	3,258	14,049,670	3,545,963	17,595,633
Balance (in Shares) at May. 31, 2023														120,065	820,800	195	180	799,141,770
Balance at May. 31, 2023																								14,049,670
Balance at Jun. 30, 2022												$ 690														(12,101,777)	(12,101,087)
Balance (in Shares) at Jun. 30, 2022												6,900,000
Accretion for Class A common stock to redemption amount																										(947,472)	(947,472)
Net income (loss)																										1,954,232	1,954,232
Balance (in Shares) at Sep. 30, 2022												6,900,000
Balance at Sep. 30, 2022												$ 690														(11,095,017)	(11,094,327)
Balance at Dec. 31, 2022												$ 690														(11,100,661)	$ (11,099,971)
Balance (in Shares) at Dec. 31, 2022												6,900,000															1,970,384
Adjustment to accretion for Class A common stock to redemption amount																										4,881,122	$ 4,881,122
Excise tax payable																										(32,930)	(32,930)
Net income (loss)																										(250,243)	(250,243)
Balance (in Shares) at Mar. 31, 2023												6,900,000
Balance at Mar. 31, 2023												$ 690														(6,502,712)	(6,502,022)
Balance at Dec. 31, 2022												$ 690														(11,100,661)	$ (11,099,971)
Balance (in Shares) at Dec. 31, 2022												6,900,000															1,970,384
Conversion of debt to preferred C and D (in Shares)																											6,900,000
Net income (loss)																											$ (705,835)
Balance (in Shares) at Sep. 30, 2023													6,900,000
Balance at Sep. 30, 2023													$ 690													(7,684,116)	(7,683,426)
Balance at Mar. 31, 2023												$ 690														(6,502,712)	(6,502,022)
Balance (in Shares) at Mar. 31, 2023												6,900,000
Adjustment to accretion for Class A common stock to redemption amount																										(367,467)	(367,467)
Net income (loss)																										(285,904)	(285,904)
Balance (in Shares) at Jun. 30, 2023												6,900,000
Balance at Jun. 30, 2023												$ 690														(7,156,083)	(7,155,393)
Balance at May. 31, 2023																								14,049,670
Balance (in Shares) at May. 31, 2023														120,065	820,800	195	180	799,141,770
Other comprehensive income (loss), net of tax																					1	1		1
Net income (loss)																				(2,230,651)		(2,230,651)	(80,477)	(2,311,128)			(2,311,128)
Balance at Aug. 31, 2023														$ 120	$ 821			$ 799,142	$ 180,220	$ 10,835,458	$ 3,259	$ 11,819,020	$ 3,465,486	15,284,506
Balance (in Shares) at Aug. 31, 2023														120,065	820,800	195	180	799,141,770
Balance at Aug. 31, 2023																								$ 11,819,020
Balance at Jun. 30, 2023												$ 690														(7,156,083)	(7,155,393)
Balance (in Shares) at Jun. 30, 2023												6,900,000
Adjustment to accretion for Class A common stock to redemption amount																										(283,461)	(283,461)
Conversion of Class B Shares to Class A Shares												$ 690	$ 690
Conversion of Class B Shares to Class A Shares (in Shares)												(6,900,000)	6,900,000
Excise tax payable																										(74,884)	(74,884)
Net income (loss)																										(169,688)	(169,688)
Balance (in Shares) at Sep. 30, 2023													6,900,000
Balance at Sep. 30, 2023													$ 690													$ (7,684,116)	$ (7,683,426)